CONVERTIBLE LOANS AND WARRANTS (Details Narrative) - USD ($)					9 Months Ended		12 Months Ended			23 Months Ended
	Dec. 07, 2022	May 09, 2022	Nov. 24, 2021	May 09, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Jan. 31, 2021	Nov. 23, 2022	Jul. 12, 2022
Warrents expired
Debt conversion converted instrument amount					$ 242,538,000		0
Face amount					152,750,000		526,826,000
Current maturities of convertible loans					1,925,000		1,528,000	$ 1,933,000
Proceeds from convertible debt					141,000	$ 368,000	$ 458,000
Common shares issued							220,930,798	218,246,326
Convertible loan					$ 1,925,000		$ 2,257,000	$ 2,492,000
Loans Payable							693,410	111,828
Short term debt							$ 693,000	112,000
Investor Two [Member]
Common shares issued												200,000,000
Convertible Notes Payable [Member] | Minimum [Member]
Debt instrument convertible description							12.00%		5.00%
Convertible Notes Payable [Member] | Maximum [Member]
Debt instrument convertible description							24.00%		12.00%
Warrant [Member]
Warrants granted			300,000						1,931,819
[custom:WarrantsGrantedValue]			$ 11,351	$ 11,679
Warrants and Rights Outstanding, Maturity Date		May 09, 2026	Nov. 24, 2025
Warrant [Member] | Investor Two [Member]
Warrants granted		300,000
Existing C L A Holder [Member] | Convertible Notes Payable [Member]
Debt instrument convertible description										5.00%
Debt instrument convertible description										(i) $0.04, and (ii) the variable conversion price, which is defined as 65% of the lowest daily Volume Weighted Average Price (‘VWAP’) in the twenty (20) Trading Days prior to the Conversion Date
Debt conversion converted instrument amount							$ 756,963	1,918,376
New C L A Holder [Member] | Investor One [Member] | Convertible Notes Payable [Member]
Current maturities of convertible loans							$ 555,039
Current maturities of convertible loans								$ 318,156
New C L A Holder [Member] | Convertible Notes Payable [Member] | Investor One [Member]
Debt instrument convertible description								The CLA is convertible at a fair value measurement option at a price per share equal to the expected PPS at IPO event or the variable conversion price, which is defined as 60% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date
Face amount								$ 250,000
Derivative maturity dates							Jun. 30, 2023
New C L A Holder [Member] | Convertible Notes Payable [Member] | Investor [Member]
Short term debt							$ 109,908	97,226
C L A Warrants And S P A Agreements [Member] | Convertible Notes Payable [Member] | Investor Two [Member]
Face amount			$ 500,000
Proceeds from convertible debt		$ 390,000						110,000
Common shares issued		200,000
Conversion price			$ 0.5
Warrants evaluated							11,351	11,679
Convertible loan							108,126	$ 585,284
Leonite [Member] | Convertible Notes Payable [Member] | Investor Two [Member]
Convertible loan	$ 30,000
maturity dates	Apr. 30, 2023
Debt Instrument, Fee	10,000
Debt Instrument, Periodic Payment	$ 17,500
Legal Fees	$ 2,500
C L A Warrants Agreements [Member] | Convertible Notes Payable [Member] | Investor Three [Member]
Face amount											$ 675,000
Proceeds from convertible debt							$ 68,000
maturity dates							Nov. 23, 2023
Promissory note convertible							The Convertible Promissory Note will be convertible at a price equal 65% of the lowest trading price during the (10) days prior to the conversion date, with 35% discount. The Convertible Promissory Note was evaluated as a single component
Short term debt							$ 89,318
C L A [Member] | Convertible Notes Payable [Member] | Investor [Member]
Debt instrument convertible description								The CLA is convertible at a price equal to the variable conversion price, which is defined as 65% of the highest daily VWAP in the ten (10) Trading Days prior to the Conversion Date
Face amount								$ 75,000
Old CLA [Member]
Derivative maturity dates								Jan. 29, 2023